Consolidated Balance Sheets - CAD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Current
Cash	$ 0.8	$ 7.3
Accounts receivable	82.6	68.9
Risk management	6.2	1.8
Prepaid expenses and other	10.7	9.1
Total current assets	100.3	87.1
Non-current
Property, plant and equipment	1,857.6	1,342.1
Deferred income tax	246.4	0.0
Total non-current assets	2,104.0	1,342.1
Total assets	2,204.3	1,429.2
Current
Accounts payable and accrued liabilities	185.6	107.8
Current portion of long-term debt	0.0	391.0
Current portion of lease liabilities	3.2	4.1
Current portion of provisions	34.1	23.4
Risk management	0.0	4.2
Total current liabilities	222.9	530.5
Non-current
Long-term debt	225.3	0.0
Lease liabilities	2.8	4.6
Provisions	165.7	123.8
Other non-current liabilities	7.9	6.8
Total liabilities	624.6	665.7
Shareholders' equity
Shareholders' capital	2,221.9	2,213.8
Other reserves	101.2	103.2
Deficit	(743.4)	(1,553.5)
Total shareholders' equity	1,579.7	763.5
Total liabilities and shareholders' equity	$ 2,204.3	$ 1,429.2